Escrow	12 Months Ended
Dec. 31, 2023
Disclosure Escrow Abstract
Escrow

Note 7 – Escrow

	December 31, 2023	December 31, 2022

Escrow from IPO	$—	$96,932
Escrow from other financing activities	52,187,762	4,800,000
Total escrow	$52,187,762	$4,896,932
Allowance for expected credit losses	—	—
Total Escrow, net	$52,187,762	$4,896,932

In 2023, the company decided to use the amount of escrow account for locking the acquisition targets, and the Company signed the Agreements with the targets in June 2024. As of December 31, 2023 and 2022, the net balance of the escrow account related to convertible notes and issuance of common shares amounted to $52,187,762 and $4,800,000, respectively.